Condensed Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating expenses:
General and administrative expenses	$ 2,448,391	$ 127,691		$ 8,267,990
Loss from operations	(2,448,391)	(127,691)		(8,267,990)
Other expenses
Change in fair value of derivative warrant liabilities	(939,630)	(3,758,500)		6,264,170
Transaction costs—derivative warrant liabilities		(946,010)
Net loss	(3,388,021)	$ (4,832,201)		(2,003,820)
Enjoy Technology Inc [Member]
Revenue	18,588,000		$ 16,393,000	58,798,000	$ 42,218,000	$ 60,323,000	$ 45,657,000
Operating expenses:
Cost of revenue	27,023,000		17,732,000	77,049,000	47,882,000	76,045,000	54,051,000
Operations and technology	24,179,000		18,549,000	64,934,000	47,173,000	60,254,000	50,996,000
General and administrative	13,480,000		8,359,000	36,378,000	25,174,000	35,651,000	30,368,000
Total operating expenses	64,682,000		44,640,000	178,361,000	120,229,000	171,950,000	135,415,000
Loss from operations	(46,094,000)		(28,247,000)	(119,563,000)	(78,011,000)	(111,627,000)	(89,758,000)
Unrealized loss on long-term convertible loan	(7,015,000)		0	(26,242,000)	0	(42,907,000)	0
Interest expense	(1,441,000)		(336,000)	(4,258,000)	(979,000)	(2,003,000)	(1,405,000)
Interest income	1,000		36,000	5,000	275,000	276,000	1,628,000
Other expense	82,000		(164,000)	378,000	(738,000)	(1,426,000)	(81,000)
Loss before provision for income taxes	(54,467,000)		(28,711,000)	(149,680,000)	(79,453,000)	(157,687,000)	(89,616,000)
Other expenses
Provision for income taxes	(95,000)		8,000	117,000	22,000	97,000	78,000
Net loss	(54,372,000)		(28,719,000)	(149,797,000)	(79,475,000)	(157,784,000)	(89,694,000)
Other comprehensive loss, net of tax
Net unrealized loss on investment						0	(2,000)
Cumulative translation adjustment	(217,000)		369,000	(321,000)	54,000	695,000	132,000
Total comprehensive loss	$ (54,589,000)		$ (28,350,000)	$ (150,118,000)	$ (79,421,000)	$ (157,089,000)	$ (89,564,000)
Net loss per share, basic and diluted	$ (0.83)		$ (0.46)	$ (2.33)	$ (1.29)	$ (2.55)	$ (1.48)
Weighted average shares used in computing net loss per share, basic and diluted	65,880,464		61,881,132	64,379,599	61,716,744	61,852,957	60,753,169
Common Class A [Member]
Other expenses
Net loss	$ (2,710,417)			$ (1,603,056)
Other comprehensive loss, net of tax
Net loss per share, basic and diluted	$ (0.07)	$ (0.28)		$ (0.04)
Weighted average shares used in computing net loss per share, basic and diluted	37,375,000	8,625,000		37,375,000
Common Class B [Member]
Other expenses
Net loss	$ (677,604)			$ (400,764)
Other comprehensive loss, net of tax
Net loss per share, basic and diluted	$ (0.07)	$ (0.28)		$ (0.04)
Weighted average shares used in computing net loss per share, basic and diluted	9,343,750	8,406,250		9,343,750